Investment Objectives and Goals - MFS Active Mid Cap ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MFS Active Mid Cap ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.